DEBT (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 14, 2024	Jun. 30, 2024	Dec. 31, 2024	Apr. 02, 2025	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2023
Debt Instrument [Line Items]
Share price			$ 10.00
Derivative liability		$ 14,000,000	$ 14,000,000
Derivative liabilities			0
Notes payable			1,651,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Line of credit remaining capacity				$ 26,000,000
Polar Multi-Strategy Master Fund [Member]
Debt Instrument [Line Items]
Notes payable			1,651,000
Loan Agreement [Member] | The Patel Family LLP [Member]
Debt Instrument [Line Items]
Option to purchase common stock, value		$ 14,000,000
Percentage of price of common stock purchased		70.00%
Purchase, price per share		$ 10.00
Derivative liability		$ 14,000,000
Line of credit facility shares		1,000,000
Loan Agreement [Member] | The Patel Family LLP [Member] | Additional Amount Purchase Option [Member]
Debt Instrument [Line Items]
Option to purchase common stock, value		$ 14,000,000
Purchase, price per share		$ 10.00
Loan Agreement [Member] | The Patel Family LLP [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		$ 36,000,000
Line of credit borrowing capacity		$ 1,000,000	$ 1,000,000
Debt maturity date		48 months	30 months
Debt instrument variable rate		2.00%
Debt instrument interest rate		7.00%
Share price		$ 1.50
Issuance of shares		1,000,000	18,847
Line of credit remaining capacity		$ 30,000,000	$ 30,000,000
Loan Agreement [Member] | The Patel Family LLP [Member] | Unsecured Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of credit borrowing capacity					$ 1,000,000	$ 1,000,000
Loan Agreement [Member] | The Patel Family LLP [Member] | Unsecured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Share price		$ 1.50
Common Stock [Member]
Debt Instrument [Line Items]
Converted shares	10,337,419		10,337,419